Related Party Transactions	10 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 8, 2021, the Sponsor was issued 5,750,000 shares (the “Founder Shares”) of Class B
Common Stock
for an aggregate price of $25,000. The Founder Shares included an aggregate of up to 750,000 shares of Class B
Common Stock
subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted

basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Shares) (
assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering, which it did not
). The underwriter fully exercised the over-allotment option on May 28, 2021; thus, these 750,000 Founder Shares are no longer subject to forfeiture.

In connection with the Non-Redemption Agreements (see Note 1), the Sponsor has agreed to forfeit
965,728

Founder Shares and the Company has agreed to cancel such Founder Shares and concurrently issue to the Investors an equivalent number of shares of Class A Common Stock, in each case, at or promptly following the consummation of the Merger, thereby potentially increasing the Anchor Investors’ ownership interest in New Senti. The potential issuance of such shares of Class A Common Stock to the Anchor Investors is the only consideration which they will potentially receive in connection with their agreement not to redeem their Public Shares. The Company evaluated the forfeiture and cancellation of the Founder Shares by the Sponsor and concurrent issuance of an equivalent number of shares of Class A Common Stock to the Investors in accordance with Staff Accounting Bulletin Topic5A.The forfeiture and cancellation of the Founder Shares by the Sponsor and concurrent issuance of an equivalent number of shares of Class A Common Stock to the Investors has not been transacted as of December 31, 2021 and will not occur until at or promptly following the consummation of the Merger. As such, any expense associated with the issuance of the shares of Class A Common Stock to the Investors would be recognized at the date of issuance (i.e., upon consummation of the Merger).
Promissory Note—Related Party
On March 8, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was
non-interest
bearing and was payable on the earlier of December 31, 2021 or the consummation of the Initial Public Offering. In April 2021, the Company borrowed $250,000 under the
Promissory Note which was repaid in full on May 26, 2021
.

Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
Up to $2,000,000 of such Working Capital Loans may be convertible into shares at a price of $10.00 per share at the option of the lender. The shares would be identical to the Private Placement Shares.
Administrative Support Agreement
The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor up to a total of $10,000 per month for office space, administrative and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees (if any). To date, the Company has not exercised its option to use such services.